Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Schedule of components of equity

	December 31,	December 31,
Skr mn	2021	2020
Share capital	3,990	3,990
Legal reserve	—	—
Fund for internally developed software	—	—
Reserves/Fair value reserve
Own credit risk	-102	-84
Defined benefit plans	-27	-45
Retained earnings	16,947	16,203
Total equity	20,808	20,064

Restricted and unrestricted equity

	Consolidated Group
	December 31,	December 31,
Skr mn	2021	2020
Restricted equity	4,314	4,282
Unrestricted equity	16,494	15,782
Total equity	20,808	20,064

Proposal for the distribution of profits

At the disposal of the Annual General Meeting	16,532
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
- dividend to the shareholder of Skr 103.70 per share, amounting to	414
- remaining disposable funds to be carried forward	16,118